INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Navios Partners
Balance Sheet
Current assets	$ 86,245		$ 86,245		$ 70,033
Non-current assets	948,415		948,415		884,919
Current liabilities	26,258		26,258		60,276
Non-current liabilities	342,559		342,559		275,982
Income Statement
Revenue	49,154	49,122	99,435	97,109
Net income/(loss)	19,511	16,681	35,757	33,618
Navios Acquisition
Balance Sheet
Current assets	131,009		131,009		71,795
Non-current assets	1,384,833		1,384,833		1,298,849
Current liabilities	50,573		50,573		67,828
Non-current liabilities	1,027,406		1,027,406		1,071,512
Income Statement
Revenue	47,057	35,945	91,229	71,662
Net income/(loss)	$ (1,536)	$ (1,928)	$ (801)	$ (2,716)